Significant equity transaction, mergers and acquisitions and investments- Transactions not completed as of balance sheet date (Details) - HKD ($) shares in Millions, $ in Billions	1 Months Ended
	Apr. 30, 2020	May 31, 2020
Alibaba Health | Subsequent event
Investment
Equity interest held in subsidiary (as a percentage)	60.00%
Banma
Investment
Equity interest (as a percent)	36.00%
Banma | Subsequent event
Investment
Ownership of investee upon completion of transaction (as a percent)		50.00%
Alibaba Health | Subsequent event
Investment
Aggregate consideration	$ 8.1
Additional ordinary shares issued (in shares)	861